Regulatory matters - Regulatory Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 446,723	$ 450,474
Less: current regulatory assets	(42,398)	(59,037)
Non-current regulatory assets	404,325	391,437
Total regulatory liabilities	581,897	578,592
Less: current regulatory liabilities	(38,880)	(39,005)
Non-current regulatory liabilities	543,017	539,587
Taxes
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	322,290	323,384
Cost of removal
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	196,469	193,564
Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	9,778	10,900
Fuel and commodity costs adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	19,715	22,552
Deferred compensation received in relation to lost production
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	4,788	6,003
Deferred construction costs - fuel related
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	7,178	7,258
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	6,519	2,170
Other
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities	15,160	12,761
Environmental remediation
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	83,903	82,295
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	125,412	125,959
Debt premium
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	45,499	48,847
Fuel and commodity costs adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	21,283	26,310
Rate adjustment
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	33,516	37,202
Clean Energy and other customer programs
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	24,330	22,269
Deferred construction costs - fuel related
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	13,807	13,986
Asset retirement
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	22,529	21,048
Taxes
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	34,971	34,822
Rate case costs
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	8,040	7,990
Other
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets	$ 33,433	$ 29,746